Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
3. Net interest income
Cash and balances with central banks	£ 1,091	£ 1,123		£ 583
Loans and advances at amortised cost	12,450	12,073		12,069
Financial investments	0	0		754
Fair value through other comprehensive income	1,032	1,029		0
Other	883	316		225
Interest income	15,456	14,541	[1]	13,631	[1]
Deposits at amortised cost	(2,449)	(2,250)		(1,493)
Debt securities in issue	(1,906)	(1,677)		(915)
Subordinated liabilities	(1,068)	(1,223)		(1,223)
Other	(626)	(329)		(155)
Interest expense	(6,049)	(5,479)	[1]	(3,786)	[1]
Net interest income	£ 9,407	£ 9,062	[1]	£ 9,845	[1]

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1